N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001578987
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2025, originally filed with the Securities and Exchange Commission on March 6, 2026 (Accession Number 0001104659-26-024595) (the “Original Filing”). This Amendment is filed solely for the purpose of filing as an exhibit a Consent of Independent Registered Public Accounting Firm. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 18 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.
Document Type	N-CSR/A
Entity Registrant Name	ArrowMark Financial Corp.
Document Period End Date	Dec. 31, 2025